Accounts receivable and allowance for credit losses (Details 1)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2023 CNY (¥)
Credit Loss [Abstract]
Beginning balance			¥ 3,951,391
Addition
Recovery			(3,951,391)
Ending balance